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PROSPECTUS
SUPPLEMENT
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VARIFLEX VARIABLE ANNUITY
VARIFLEX LS VARIABLE ANNUITY
VARIFLEX SIGNATURE VARIABLE ANNUITY
VARIFLEX ES VARIABLE ANNUITY
SECURITY ELITE BENEFIT VARIABLE LIFE


                        SUPPLEMENT DATED NOVEMBER 2, 1998


   Effective November 2, 1998, OppenheimerFunds, Inc. became the sub-adviser to Series D (Worldwide Equity Series). Any references in the Prospectus to Lexington Management Corporation as the Sub-Adviser are replaced with OppenheimerFunds, Inc.